Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	2021		2020
Other prepaid expenses	Ps.	214,874	Ps.	81,803
Sales commission to travel agencies (Note 1d)		190,052		151,342
Advances to suppliers		175,830		163,044
Flight credits		123,964		389,927
Prepaid insurance		85,418		64,309
	Ps.	790,138	Ps.	850,425